SCHEDULE OF SHARE OPTIONS GRANTED TO DIRECTORS (Details) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Number of options	951,017	727,500	612,610
J Brancaccio [member]
IfrsStatementLineItems [Line Items]
Number of options	56,509	40,000	35,385
G Jacob [member]
IfrsStatementLineItems [Line Items]
Number of options	507,960	50,000	84,615
W Simon [member]
IfrsStatementLineItems [Line Items]
Number of options	62,848	40,000	26,154
B Denoyer [member]
IfrsStatementLineItems [Line Items]
Number of options	18,613	10,000	3,077
Directors [member]
IfrsStatementLineItems [Line Items]
Number of options	645,930	140,000	149,231